RELATED PARTY TRANSACTION (Details)	12 Months Ended				1 Months Ended						1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended								1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Vimicro China	Feb. 28, 2010 Vimicro China Land use rights USD ($) sqm	Feb. 28, 2010 Vimicro China Land use rights CNY sqm	Nov. 30, 2012 Vimicro Shanghai USD ($)	Nov. 30, 2007 Vimicro Shanghai Land use rights USD ($) sqm	Nov. 30, 2007 Vimicro Shanghai Land use rights CNY sqm	Nov. 30, 2012 Vimicro Shanghai Land use rights USD ($)	Dec. 31, 2010 Vimicro Wuxi USD ($)	Dec. 31, 2012 Vimicro Wuxi Vimicro China USD ($)	Dec. 31, 2012 Vimicro Wuxi Vimicro China CNY	Dec. 31, 2011 Vimicro Wuxi Vimicro China	Dec. 31, 2010 Vimicro Wuxi USD ($)	Dec. 31, 2012 Vimicro Wuxi USD ($)	Dec. 31, 2011 Vimicro Wuxi USD ($)	Dec. 31, 2012 Vimicro Qingdao USD ($)	Dec. 31, 2011 Vimicro Qingdao USD ($)	Dec. 31, 2012 VMF Consulting Company USD ($)	Dec. 31, 2012 VMF Consulting Company Vimicro China USD ($)	Dec. 31, 2011 Ningbo Sunny USD ($)	Dec. 31, 2010 Ningbo Sunny USD ($)	Dec. 31, 2012 Tianjin SAMC USD ($)	Dec. 31, 2011 Tianjin SAMC USD ($)	Dec. 31, 2012 Zhongtianxin USD ($)	Dec. 31, 2011 Zhongtianxin USD ($)	Dec. 31, 2012 Visiondigi USD ($)	Nov. 30, 2012 Vimicro Xingguang Corporation USD ($)	Nov. 30, 2012 Vimicro Xingguang Corporation Vimicro Shanghai USD ($)
RELATED PARTY TRANSACTION
Ownership interest percentage				100.00%																						51.00%
Beneficially held equity interest												0.10%	0.10%	5.00%				18.03%	19.44%									12.03%
Consideration from disposal of equity interest											$ 1,738,000	$ 427,000	2,700,000								$ 427,000
Cash consideration of transfer of equity interest	10,410,000																												10,410,000	10,410,000
Book value of the total asset							10,744,000
Carrying amount of the total asset Land use right										6,522,000
Other receivable and cash							4,272,000
Gain on disposal	1,472,000						1,133,000
Consideration for land use rights under the transfer agreement					5,900,000	39,100,000		6,400,000	42,200,000
Unit of area of land (in square meters)					5,047	5,047		21,123	21,123
Related party transactions
Sales	856,000	4,265,000	3,093,000												2,764,000			333,000	4,193,000			72,000	329,000	523,000
Purchase of inventories																						64,000	391,000
Loan from a related party															11,325,000
Repayment of loan															6,795,000
Related party balances
Amounts due from related parties:	4,225,000	4,831,000														2,000	477,000	3,200,000	4,257,000	430,000				422,000	97,000	107,000		64,000
Amounts due to related parties	$ 2,184,000	$ 963,000														$ 513,000	$ 676,000									$ 1,671,000	$ 287,000